22 Debentures (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Gross debt		R$ 6,837,819		R$ 8,540,366
Transaction cost		(80,338)		(110,656)
Debentures		6,757,481		8,429,710		R$ 7,518,131
Debentures, current		1,881,411		1,164,301
Debentures, noncurent		R$ 4,876,070		7,265,409
Debentures Due On 15 November, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel
Issue	[1]	7th
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Jan. 19, 2018
Number of installments	[1]	2
Final maturity	[1]	Jan. 19, 2021
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	119.0% of DI
Effective interest rate p.y.	[1]	125.18% of DI
Contract amount	[1]		R$ 600,000
Debentures	[1]		R$ 303,101		R$ 617,378
Debentures Due On 14 Jun, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel
Issue	[1]	8th
Allocation	[1]	Payment of the 6th issue of debentures and working capital increase
Guarantees	[1]	Personal guarantee
Issue date	[1]	Jun. 14, 2019
Number of installments	[1]	1
Final maturity	[1]	Jun. 14, 2022
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	106.0% of DI
Effective interest rate p.y.	[1]	110.93% of DI
Contract amount	[1]	R$ 500,000
Debentures		R$ 500,475 [1]		500,906
Debentures Due On 15 May, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel GeT
Issue	[1]	1st
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	May 15, 2015
Number of installments	[1]	3
Final maturity	[1]	May 15, 2020
Payment of chages	[1]	Annual
Contractual financial charges p.y.	[1]	113.0% of DI
Effective interest rate p.y.	[1]	114.29% of DI
Contract amount	[1]	R$ 1,000,000
Debentures	[1]					R$ 346,906
Debentures Due On 20 October, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Company		Copel GeT
Issue		3rd
Allocation		Working capital or used to make investments in the issuer.
Guarantees		Personal guarantee
Issue date		Oct. 20, 2017
Number of installments		3
Final maturity		Oct. 20, 2022
Payment of chages		Half-yearly
Contractual financial charges p.y.		126.0% ofDI
Effective interest rate p.y.		131.21% of DI
Contract amount		R$ 1,000,000
Debentures		R$ 669,811		1,011,691
Debentures Due On 23 July, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Company		Copel GeT
Issue		4th
Allocation		Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.
Guarantees		Personal guarantee
Issue date		Jul. 23, 2018
Number of installments		3
Final maturity		Jul. 23, 2023
Payment of chages		Half-yearly
Contractual financial charges p.y.		126.0% ofDI
Effective interest rate p.y.		133.77% of DI
Contract amount		R$ 1,000,000
Debentures		R$ 1,010,625		1,030,054
Debentures Due On 15 September, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[2]	Copel GeT
Issue	[2]	5th
Allocation	[2]	Reimbursement of expenses related to the construction of the Transmission Lines Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.
Guarantees	[2]	Personal guarantee
Issue date	[2]	Sep. 25, 2018
Number of installments	[2]	5
Final maturity	[2]	Sep. 15, 2025
Payment of chages	[2]	Half-yearly
Contractual financial charges p.y.	[2]	IPCA + 7.6475%
Effective interest rate p.y.	[2]	IPCA+ 8.3295%
Contract amount	[2]	R$ 290,000
Debentures	[2]	R$ 322,110		308,464
Debentures Due On 15 July, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[3]	Copel GeT
Issue	[3]	6th (1st serie)
Allocation	[3]	Full early redemption of the 5th issue of the Company’s trade promissory notes and partial payment of the 2nd amortization installment of the 2nd issue of debentures.
Guarantees	[3]	Personal guarantee
Issue date	[3]	Jul. 15, 2019
Number of installments	[3]	5
Final maturity	[3]	Jul. 15, 2024
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	109.0% of DI
Effective interest rate p.y.	[3]	111.25% of DI
Contract amount	[3]	R$ 800,000
Debentures	[3]	R$ 807,793		818,406
Debentures Due On 15 July, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[3]	Copel GeT
Issue	[3]	6th (2nd serie)
Allocation	[3]	Reimbursement of expenses related to the Colíder HPP and Baixo Iguaçu HPP projects
Guarantees	[3]	Personal guarantee
Issue date	[3]	Jul. 15, 2019
Number of installments	[3]	1
Final maturity	[3]	Jul. 15, 2025
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	IPCA + 3.90%
Effective interest rate p.y.	[3]	IPCA+ 4.46%
Contract amount	[3]	R$ 200,000
Debentures	[3]	R$ 215,265		205,677
Debentures Due On 20 October, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel DIS
Issue	[1]	3rd
Allocation	[1]	Working capital or used to make investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Oct. 20, 2017
Number of installments	[1]	2
Final maturity	[1]	Oct. 20, 2022
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	126.0% of DI
Effective interest rate p.y.	[1]	130.85% of DI
Contract amount	[1]	R$ 500,000
Debentures	[1]	R$ 502,358		505,846
Debentures Due On 27 September, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel DIS
Issue	[1]	4th
Allocation	[1]	Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Sep. 27, 2018
Number of installments	[1]	3
Final maturity	[1]	Sep. 27, 2023
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	DI + spread 2.70%
Effective interest rate p.y.	[1]	CDI + 3.96%
Contract amount	[1]	R$ 1,000,000
Debentures	[1]	R$ 1,011,796		1,019,626
Debentures Due On 15 November, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[3]	Copel DIS
Issue	[3]	5th (1st serie)
Allocation	[3]	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.
Guarantees	[3]	Personal guarantee
Issue date	[3]	Nov. 15, 2019
Number of installments	[3]	3
Final maturity	[3]	Nov. 15, 2027
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	IPCA + 4.20%
Effective interest rate p.y.	[3]	IPCA+ 4.61%
Contract amount	[3]	R$ 500,000
Debentures	[3]	R$ 529,349		506,180
Debentures Due On 15 November, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[3]	Copel DIS
Issue	[3]	5th (2nd serie)
Allocation	[3]	Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.
Guarantees	[3]	Personal guarantee
Issue date	[3]	Nov. 15, 2019
Number of installments	[3]	2
Final maturity	[3]	Nov. 15, 2022
Payment of chages	[3]	Half-yearly
Contractual financial charges p.y.	[3]	DI + spread 1.45%
Effective interest rate p.y.	[3]	CDI + 1.65%
Contract amount	[3]	R$ 350,000
Debentures	[3]	R$ 351,479		351,914
Debentures Due On 15 October, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel CTE
Issue	[1]	1st
Allocation	[1]	Deployment, expansion and modernization of the telecommunication network.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Oct. 15, 2015
Number of installments	[1]	5
Final maturity	[1]	Oct. 15, 2024
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	IPCA +7.9633%
Effective interest rate p.y.	[1]	IPCA+ 8.1073%
Contract amount	[1]	R$ 160,000
Debentures	[1]			195,429
Debentures Due On 15 July, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel CTE
Issue	[1]	2nd
Allocation	[1]	Deployment, expansion and modernization of the telecommunication network.
Guarantees	[1]	Personal guarantee
Issue date	[1]	Jul. 15, 2017
Number of installments	[1]	1
Final maturity	[1]	Jul. 15, 2022
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	IPCA + 5.4329%
Effective interest rate p.y.	[1]	IPCA+ 6.1036%
Contract amount	[1]	R$ 220,000
Debentures	[1]			246,355
Debentures Due On 15 May, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[1]	Copel CTE
Issue	[1]	3rd
Allocation	[1]	Investments in the issuer.
Guarantees	[1]	Personal guarantee
Issue date	[1]	May 15, 2019
Number of installments	[1]	3
Final maturity	[1]	May 15, 2024
Payment of chages	[1]	Half-yearly
Contractual financial charges p.y.	[1]	117.0% of DI
Effective interest rate p.y.	[1]	119.58% of DI
Contract amount	[1]	R$ 210,000
Debentures	[1]			211,348
Debentures Due On 15 July, 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[2]	Brisa Potiguar
Issue	[2]	2nd (1st serie)
Allocation	[2]	Implementation of wind generating plants.
Guarantees	[2]	Real and personal guarantee and pledge of Copel GeT shares.
Issue date	[2]	Mar. 24, 2016
Number of installments	[2]	192
Final maturity	[2]	Jul. 15, 2032
Payment of chages	[2]	Monthly
Contractual financial charges p.y.	[2]	TJLP + 2.02%
Effective interest rate p.y.	[2]	TJLP + 2.02%
Contract amount	[2]	R$ 147,575
Debentures	[2]	R$ 109,677		119,171
Debentures Due On 15 July, 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[4]	Brisa Potiguar
Issue	[4]	2nd (2nd serie)
Allocation	[4]	Implementation of wind generating plants.
Guarantees	[4]	Real and personal guarantee and pledge of Copel GeT shares.
Issue date	[4]	Mar. 24, 2016
Number of installments	[4]	192
Final maturity	[4]	Jul. 15, 2032
Payment of chages	[4]	Monthly
Contractual financial charges p.y.	[4]	IPCA + 9.87%
Effective interest rate p.y.	[4]	IPCA+ 10.92%
Contract amount	[4]	R$ 153,258
Debentures	[4]	R$ 130,449		135,657
Debentures Due On 15 December, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[4]	Cutia
Issue	[4]	1st
Allocation	[4]	Construction and implementation of wind generating plants.
Guarantees	[4]	Personal guarantee
Issue date	[4]	Mar. 20, 2019
Number of installments	[4]	26
Final maturity	[4]	Dec. 15, 2031
Payment of chages	[4]	Half-yearly
Contractual financial charges p.y.	[4]	IPCA +5.8813%
Effective interest rate p.y.	[4]	IPCA+ 6.83%
Contract amount	[4]	R$ 360,000
Debentures	[4]	R$ 353,166		352,829
Debentures Due On 15 December, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[2]	Compagás
Issue	[2]	1st
Allocation	[2]	Fund investment plan of the issuer.
Guarantees	[2]	Floating
Issue date	[2]	Apr. 15, 2016
Number of installments	[2]	54
Final maturity	[2]	Dec. 15, 2021
Payment of chages	[2]	Quarterly
Contractual financial charges p.y.	[2]	TJLP + 2.17%
Effective interest rate p.y.	[2]	TJLP + 2.17%
Contract amount	[2]	R$ 33,620
Debentures	[2]	R$ 3,000		6,001
Debentures Due [Member]
Disclosure of detailed information about borrowings [line items]
Company	[5]	Compagás
Issue	[5]	2nd
Allocation	[5]	Fund investment plan of the issuer.
Guarantees	[5]	Floating
Number of installments	[5]	0
Payment of chages	[5]	Quarterly
Contractual financial charges p.y.	[5]	SELIC + 2.17%
Effective interest rate p.y.	[5]	SELIC + 2.17%
Contract amount	[5]
Debentures	[5]	R$ 2,890		5,782
Debentures Due On 08 June, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Company	[6]	Compagás
Issue	[6]	3rd
Allocation	[6]	Issuer's investment plan fund.
Guarantees	[6]	Real
Issue date	[6]	Dec. 17, 2019
Number of installments	[6]	18
Final maturity	[6]	Jun. 28, 2021
Payment of chages	[6]	Quarterly
Contractual financial charges p.y.	[6]	DI + spread 0.88
Effective interest rate p.y.	[6]	5.68%
Contract amount	[6]	R$ 43,000
Debentures	[6]	R$ 14,475		R$ 44,746

[1]	Simple debentures, single series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentagono S.A. DTVM.
[2]	Simple debentures, single series, not convertible into shares, with security interest and additional personal guarantee, for public distribution with restricted efforts, pursuant to CVM Instruction No. 476.
[3]	Simple debentures, two series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentagono S.A. DTVM.
[4]	Simple debentures, two series, not convertible into shares, issued privately. Companies: Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus e Ventos de Santo Uriel. Guarantor: Copel. They have no trustee.
[5]	Simple registered debentures, single series, with private issue and exclusive placement by BNDESPAR. Guarantor: Compagas. Trustee: BNDES Participacoes S.A. BNDESPAR.
[6]	Simple and registered debentures, with a single series, in private issue, with public distribution of restricted efforts. Guarantor: Compagas. Trustee: Simplific Pavarini DTVM Ltda.